Operating Segments - Summary of Disaggregation of Operating Revenue (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₩ 17,608,511	₩ 17,304,973	₩ 19,131,668
Discontinued operations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	2,383,083
Goods and Services transferred at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,546,998	1,500,307	1,393,600
Goods and Services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	16,061,513	15,804,666	15,354,985
Cellular revenue [member] | Goods [member] | Goods and Services transferred at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	993,919	969,025	959,932
Cellular revenue [member] | Wireless service [member] | Goods and Services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	10,328,980	10,253,217	10,100,368
Cellular revenue [member] | Cellular interconnection [member] | Goods and Services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	432,660	471,163	493,820
Cellular revenue [member] | Other [member] | Goods and Services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,367,607	1,248,911	1,164,353
Fixed-line telecommunication revenue [member] | Goods [member] | Goods and Services transferred at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	93,174	66,477	105,340
Fixed-line telecommunication revenue [member] | Cellular interconnection [member] | Goods and Services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	15,804	21,209	69,769
Fixed-line telecommunication revenue [member] | Internet protocol television [member] | Goods and Services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,837,209	1,816,130	1,786,765
Fixed-line telecommunication revenue [member] | International calls [member] | Goods and Services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	190,872	180,689	162,379
Fixed-line telecommunication revenue [member] | Internet service and miscellaneous [member] | Goods and Services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,643,292	1,571,822	1,336,453
Fixed-line telecommunication revenue [member] | Fixedline Service [Member] | Goods and Services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	147,669	156,662	217,000
Other revenue [member] | Other [member] | Goods and Services transferred at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	459,905	464,805	328,328
Other revenue [member] | Miscellaneous [member] | Goods and Services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	97,420	84,863	24,078
Continuing operations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₩ 17,608,511	₩ 17,304,973	₩ 16,748,585